Accruals and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accruals and Other Liabilities
Payables for purchase of property, plant and equipment	¥ 5,030,613		¥ 3,643,002
Current portion of deferred revenue/income	3,260,989		3,156,430
Payables for marketing events	2,065,195		1,962,341
Payable for R&D expenses	2,057,741		1,924,269
Salaries and benefits payable	1,643,962		2,082,972
Advance from customers	763,028		918,465
Warranty liabilities	682,476		652,633
Accrued costs of loss on purchase commitments	440,152		336,656
Accrued expenses	355,872		418,760
Payable to BaaS users	307,533		249,917
Current portion of finance lease liabilities	155,380		13,498
Interest payables	76,067		86,474
Other payables	471,002		595,662
Total	¥ 17,310,010	$ 2,416,385	¥ 16,041,079